Right-of-Use Asset and Lease Liability (Details) - Schedule of undiscounted lease payment obligations	Oct. 31, 2022 USD ($)
Schedule of undiscounted lease payment obligations [Abstract]
Less than one year	$ 96,024
One to four years	230,568
Total undiscounted lease liabilities	$ 326,592